Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Thousands	1 Months Ended			12 Months Ended			117 Months Ended
	Dec. 31, 2024 USD ($) lease vessel numberOfAgreements	Dec. 31, 2023 USD ($) vessel lease	Nov. 30, 2022	Dec. 31, 2024 USD ($) lease vessel numberOfAgreements	Dec. 31, 2023 USD ($) vessel lease	Dec. 31, 2022 USD ($)	Sep. 20, 2035
Capital Leased Assets [Line Items]
Number of lessors | lease	19	19		19	19
Number of vessels | vessel	15	10		15	10
Lease liability payment	$ 2,200,000			$ 2,200,000
Time-charter hire expenses				8,237	$ 8,777	$ 9,396
Lessee Option to Purchase Underlying Asset				283,500	107,800	61,000
Sale Leaseback Transaction, Transaction Costs, Financing Activities				$ 422,200	$ 218,300
Finance Lease, Weighted Average Discount Rate, Percent	6.00%	5.70%		6.00%	5.70%
Gain (Loss) on Extinguishment of Debt				$ 6,331	$ 5,064	0
Finance Lease, Liability, Undiscounted Excess Amount	$ 456,300			456,300
Long-term debt	1,059,539	$ 1,068,022		1,059,539	1,068,022
Finance lease, liability	$ 1,727,553	$ 1,661,992		1,727,553	1,661,992
Sale and Leaseback Transaction, Gain (Loss), Net				6,300	5,100	700
Proceeds from Long-term Capital Lease Obligations				$ 629,685	309,778	$ 160,000
Financial Guarantee
Capital Leased Assets [Line Items]
Number of charter agreements | numberOfAgreements	4			4
Long-term debt	$ 490,200			$ 490,200
Finance lease, liability	$ 153,700			153,700
Eight NGL and one LNG carrier
Capital Leased Assets [Line Items]
Proceeds from Long-term Capital Lease Obligations				$ 629,700
LNG and NGL Carriers
Capital Leased Assets [Line Items]
Proceeds from Long-term Capital Lease Obligations					$ 327,000
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel	9	9		9	9
LNG Carriers [Member] | Alexander Spirit [Member]
Capital Leased Assets [Line Items]
Number of vessels | vessel		1			1
LNG Carriers [Member] | Seapeak Oak
Capital Leased Assets [Line Items]
Number of vessels | vessel	1			1
NGL Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel	10	10		10	10
NGL Carriers | African Spirit
Capital Leased Assets [Line Items]
Number of vessels | vessel		2			2
NGL Carriers | Marlin, Inspiration, Independence, Intuition, Invention, Insight, Ingenuity, and Intrepid
Capital Leased Assets [Line Items]
Number of vessels | vessel	8			8
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of lessors | lease	4	9		4	9
Minimum
Capital Leased Assets [Line Items]
Lease terms	5.5	8	eight years				5.5
Minimum | Financial Guarantee | Ineos vessels' lease
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance	110.00%			110.00%
Minimum | Financial Guarantee | Ineos Inspiration
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance	162.00%			162.00%
Minimum | Financial Guarantee | Ineos Insight
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance	157.00%			157.00%
Minimum | Financial Guarantee | Ineos Ingenuity
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance	155.00%			155.00%
Minimum | Financial Guarantee | Ineos Intrepid
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance	157.00%			157.00%
Maximum
Capital Leased Assets [Line Items]
Lease terms	8	12					15
Maximum | Financial Guarantee | Ineos vessels' lease
Capital Leased Assets [Line Items]
Percentage of vessel value to outstanding loan principal balance	140.00%			140.00%